[Translation]






                      Semi-annual Report

                       (the Fifth Term)
                    From:  November 1, 1998
                      To:  April 30, 1999




        AMENDMENT TO SECURITIES REGISTRATION STATEMENT











            PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST













                      Semi-annual Report

                       (the Fifth Term)
                    From:  November 1, 1998
                      To:  April 30, 1999















            PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST


                      Semi-annual Report

                       (the Fifth Term)
                    From:  November 1 1998
                      To:  April 30, 1999

To:  Director of Kanto Local Finance Bureau

Filing Date:   July 30, 1999

Name of the Registrant Fund:         PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST

Name of Trustees:                            George Putnam
                                             John A. Hill
                                             William F. Pounds
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             Robert E. Patterson
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Nicholas Thorndike
                                             W. Thomas Stephens
                                             Paul L. Joskow
                                             John J. Mullin III

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                      (Seal)
                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                     (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

                            - ii -

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377


        Places where a copy of this Semi-annual Report is available for Public Inspection


                        Not applicable.


 (Total number of pages of this Semi-annual Report in Japanese is
            [ ]37 including front and back pages.)


                       C O N T E N T S
                                                  This
                                                English   Japanese
                                              translation Original
I. STATUS OF INVESTMENT FUND

   (1) Diversification of Investment Portfolio     1      1

   (2) Results of Past Operations                  2      2

       (a)     Record of Changes in Net Assets     2      2

       (b)     Record of Distributions Paid        3      2

   (3) Record of Sales and Repurchases            34      3

II.     OUTLINE OF THE FUND

   1.  Fund                                        5      4

   (1) Amount of Capital Stock                     5      4

   (2) Information Concerning Major Shareholders   5      4

   (3) Information Concerning Directors, Officers and
       Employees                                   5      4

   (4) Description of Business and Outline of Operations   87    6

   (5) Miscellaneous                              78      6

   2.  Putnam Investment Management, Inc.

       (Investment Management Company)            79      7

   (1) Amount of Capital Stock                    79      7

   (2) Information Concerning Major Shareholders  89      7

   (3) Information Concerning Officers and Employees 89   7

   (4) Summary of Business Lines and Business Operation 1920   16

   (5) Miscellaneous                                    3233   30

III.      OUTLINE OF THE FINANCIAL STATUS OF THE FUND   3233   31

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE

   INVESTMENT MANAGEMENT COMPANY                        3233   53

I. STATUS OF INVESTMENT FUND

(1)  Diversification of Investment Portfolio

                                         (As of the end of June 1999)
                                                         Investment
Types of Assets       Name of Country  Total US Dollars  Ratio%
Foreign Government    United Kingdom   59,267,438        12.37
 Bonds                Sweden           44,051,620         9.20
                      Netherlands      24,949,360         5.21
                      Canada           15,503,056         3.24
                      Greece           13,019,000         2.72
                      Spain            12,145,266         2.54
                      Germany           9,276,005         1.94
                      Denmark           8,198,221         1.71
                      New Zealand       7,585,981         1.58
                      Russia               50,965         0.01
         Sub-total                    194,046,912        40.52
U.S. Government       United States   157,542,025        32.90
Short Term            United States    15,956,622         3.33
Brady Bonds           Brazil           11,910,958         2.49
                      Mexico           11,855,800         2.47
                      Argentina         5,656,250         1.18
         Sub-total                     29,423,008         6.14
Corporate Bonds       United States    36,354,537         7.59
                      Germany          11,054,075         2.31
                      United Kingdom    9,461,859         1.98
                      Canada            7,848,956         1.64
                      Netherlands       6,145,184         1.28
                      Luxembourg          920,341         0.19
                      Denmark             877,293         0.18
                      France              667,776         0.14
                      Cayman Islands      180,000         0.04
                      Bermuda             167,850         0.03
          Sub-total                    73,677,871        15.38
Common Stock          United States       138,756         0.03
Warrants              Netherlands          47,500         0.01
                      United States         1,500         0.00
          Sub-total                        49,000         0.01
Preferred Stocks      United States        91,800         0.02
Units                 United States     2,272,685         0.47
Purchased Options     United States     5,071,041         1.06
Cash, Deposit and
Other assets (after
deductions of liabilities)                641,983         0.13
              Total                   478,911,703       100.00
        (Net Asset Value)           (57,996 million)

     Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.
     Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is yen121.10 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on the end of June, 1999. The same applies hereinafter.
     Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.
     Note 4: As of the end of June 1999, 73.71 %, 2.94 % and
          23.13 % of the total Net Assets of the Fund was invested in securities rated AAA (or its equivalent), AA (or its equivalent) and other securities, respectively.

 (2) Results of Past Operations
 (a) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of each month within one year prior to the end of June 1999 is as follows:

                         Total Net Asset Value       Net Asset Value per Share
                            Dollar     Yen
                         (thousands) (millions)         Dollar        Yen
1998 End of July            265,019   32,094            12.60         1,526
          August            218,491   26,459            11.79         1,428
       September            216,123   26,172            12.41         1,503
         October            213,868   25,899            12.77         1,546
        November            208,524   25,252            12.67         1,534
        December            213,820   25,894            12.87         1,559
1999 End of January         226,303   27,405            12.93         1,566
        February            230,257   27,884            12.58         1,523
           March            231,930   28,087            12.63         1,529
           April            234,732   28,426            12.65         1,532
             May            225,566   27,316            12.23         1,481
            June            217,787   26,374            12.00         1,453

(b)   Record of Distributions Paid

                        Amount of Dividend
Period                  paid per Share          Return of Capital
4th Fiscal Year
(11/1/97-10/31/98)      $0.46    yen55.71       0.47     yen56.92

Record of distribution paid and Net Asset Value per share from April 1995 to June 1999 are as follows:

                    Dividend     Net Asset Value
Ex-dividend Date    (dollar)     Per Share (Dollar)
April 20, 1995      0.072        12.94
July 20, 1995       0.222        13.36
October 20, 1995    0.221        13.48
December 20, 1995   0.092        13.84
March 20, 1996      0.221        13.81
June 20, 1996       0.219        13.65
September 20, 1996  0.218        14.00
December 20, 1996   0.332        14.18
March 20, 1997      0.217        13.79
June 29, 1997       0.217        13.80
September 22, 1997  0.217        13.80
December 19, 1997   0.232        13.39
January 20, 1998    0.073        13.30
February 27, 1998   0.073        13.18
March 20, 1998      0.071        13.10
April 20, 1998      0.069        12.77
May 20, 1998        0.068        12.98
June 22, 1998       0.068        13.14
July 20, 1998       0.068        12.81
August 20, 1998     0.068        11.98
September 21, 1998  0.068        12.24
October 20, 1998    0.068        12.72
November 20, 1998   0.068        12.66
December 20, 1998   0.069        12.80
January 20, 1999    0.068        12.89
February 22, 1999   0.068        12.73
March 22, 1999      0.069        12.61
April 20, 1999      0.062        12.68
May 20, 1999        0.062        12.50
June 21, 1999       0.062        12.06

(3)  Record of Sales and Repurchases (Class M shares)
     Records of sales and repurchases during one year period up to and including the end of June, 1999 and number of outstanding shares of the Fund as of the end of June, 1999 are as follows:

            Number of    Number of    Number of
           Shares Sold    Shares     Outstanding
                        Repurchased     Shares
Worldwide   6,204,316   10,487,598    18,150,479
(In Japan) (6,580,300) (11,335,400)  (4,755,100)

Note:     The number of Shares sold, repurchased and
outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. Shares have been sold in Japan starting December, 1997.


     II. OUTLINE OF THE FUND

1.   Fund
 (1) Amount of Capital Stock
          Not applicable.
 (2) Information Concerning Major Shareholders
          Not applicable.
 (3)      Information Concerning Directors, Officers and
     Employees

     (1) Trustees and Officers of the Fund
     (as of the end June, 1999)
                                                      Shares
Name           Office and    Resume                   Owned
               Title
George Putnam  Chairman and  present: Chairman and    3,240.25
               President           Director of        4
                                   Putnam Investment
                                   Management, Inc.
                                   and Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John A. Hill   Vice          present: Chairman and    103.023
               Chairman            Managing
                                   Director, First
                                   Reserve
                                   Corporation
William F.     Vice          present: Professor       608.349
Pounds         Chairman            Emeritus of
                                   Management,
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,      106.336
Baxter                             Baxter
                                   Associates, Inc.
Hans H. Estin  Trustee       present: Chartered       193.732
                                   Financial Analyst
                                   and Vice
                                   Chairman, North
                                   American
                                   Management Corp.
Ronald J.      Trustee       present: Former          134.300
Jackson                            Chairman,
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,


Elizabeth T.   Trustee       present: President       480.483
Kennan                             Emeritus and
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,      144.064
Lasser         Vice                Chief Executive
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
                                   and the United
                                   Way of
                                   Massachusetts Bay
Robert E.      Trustee       present: President and   3,268.83
Patterson                          Trustee of Cabot   8
                                   Industrial Trust;
                                   Director of
                                   Brandywire Trust
                                   Company
George Putnam, Trustee       present: President, New  2,579.66
III                                Generation         2
                                   Research, Inc.
                                   and New
                                   Generation
                                   Adviser, Inc.
                                   Director,
                                   Massachusetts
                                   Audubon Society
                                   and the Boston
                                   Family Office,
                                   L.L.C.
A.J.C. Smith   Trustee       present: Chairman and    240.855
                                   Chief Executive
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Nicholas    Trustee       present: Director of     154.937
Thorndike                          various
                                   corporations and
                                   charitable
                                   organizations,
                                   including Courier
                                   Corporation, Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
W. Thomas      Trustee       present: President and   112.266
Stephens                           Chief Executive
                                   Officer of
                                   MacMillan Bloedel
                                   Ltd., Director of
                                   Qwest
                                   Communications
                                   and New Century
                                   Energies
Paul. L.       Trustee       present: Professor       123.142
Joskow                             Emeritus of
                                   Economics and
                                   Management and
                                   Former Chairman
                                   of the Department
                                   of Economics at
                                   the Massachusetts
                                   Institute of
                                   Technology,
                                   Director, New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Corporation and
                                   Whitehead
                                   Institute for
                                   Biological
                                   Research
John H.        Trustee       present: Chairman and    243.702
Mullin, III                        Chief Executive
                                   Officer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc., and
                                   The Liberty
                                   Corporation
Charles E.     Executive     present: Managing        0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and the
                                   Investment
                                   Management
                                   Company
Patricia C.    Senior Vice   present: Senior Vice     0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
John D. Hughes Vice          present  Senior Vice     0
               President           President of the
               and                 Investment
               Treasurer           Management
                                   Company
John R. Verani Vice          present  Senior Vice     0
               President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Gordon H.      Vice          present: Director and    0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Ian C.         Vice          present: Senior          0
Ferguson       President           Managing Director
                                   of Putnam
                                   Investment
                                   Management, Inc.
Edward         Vice          present  Managing        0
D'Alelio       President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Stephen        Vice          present  Managing        0
Oristaglio     President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
D. William     Vice          present  Managing        0
Kohli          President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Jeffrey A.     Vice          present  Senior Vice     0
Kaufman        President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Investment
                                   Management, Inc.
Richard A.     Vice          present  Director and    0
Monaghan       President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   Putnam Investment
                                   Management, Inc.,
                                   President and
                                   Director of
                                   Putnam Mutual
                                   Funds Corp..

     (2) Employees of the Fund
          The Fund does not have any employees.
(4)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company to hold the assets of the Fund in custody and act as Investor Servicing Agent.

 (5) Miscellaneous
          There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (1) Amount of Capital Stock  (as of the end of June, 1999)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                                    Amount of Capital
            Year                (Total Stockholders' Equity)
     End of 1994                    $48,149,491
     End of 1995                    $45,521,351
     End of 1996                    $45,817,658
     End of 1997                    $48,617,160
     End of 1998                    $425,782,007

 (2) Information Concerning Major Stockholders
     As of the end of June 1999, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:


List of Officers and Directors of Putnam Investment Management, Inc.
                                         (as of June 30, 1999)
                      Position
                      with Putnam
          Name        Investment   Other Business Affiliation
                      Management,
                      Inc.
1   Putnam, George    Chairman     Director of Putnam Mutual
                                   Funds Corp.
2   Lasser, Lawrence  President
    J.                and
                      Director,
                      CEO
3   Silver, Gordon    Director     Director of Putnam
    H.                and Senior   Fiduciary Trust Company and
                      Managing     Senior Managing Director of
                      Director     Putnam Mutual Funds Corp.
4   Burke, Robert W.  Senior       Senior Managing Director of
                      Managing     Putnam Mutual Funds Corp.
                      Director
5   Collman,          Senior       Senior Managing Director of
    Kathleen M.       Managing     Putnam Mutual Funds Corp.
                      Director
6   Ferguson, Ian C.  Senior
                      Managing
                      Director
7   Regan, Anthony    Senior
    W.                Managing
                      Director
8   Spiegel, Steven   Senior       Senior Managing Director of
                      Managing     Putnam Mutual Funds Corp.
                      Director
9   Anderson, Blake   Managing
    E.                Director
10  Antill, Jennifer  Managing
                      Director
11  Beck, Robert R.   Managing
                      Director
12  Browchuk, Brett   Managing
                      Director
13  Cassaro, Joseph   Managing
    A.                Director
14  Cotner, C. Beth   Managing
                      Director
15  Cronin, Kevin M.  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
16  D'Alelio, Edward  Managing
    H.                Director
17  Daly, Kenneth L.  Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
18  DeTore, John A.   Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
19  Durgarian,        Managing     Director and Managing
    Karnig H.         Director     Director of Putnam
                      and Chief    Fiduciary Trust Company
                      Financial
                      Officer
20  Esteves, Irene    Managing     Treasurer of Putnam
    M.                Director     Fiduciary Trust Company
                      and Chief
                      Financial
                      Officer
21  Farrell, Deborah  Managing     Managing Director of Putnam
    S.                Director     Mutual Funds Corp.
22  Gillis, Roland    Managing
                      Director
23  Haslett, Thomas   Managing
    R.                Director
24  Holding, Pamela   Managing
                      Director
25  Hurley, William   Managing     Managing Director and CFO
    J.                Director     of Putnam Mutual Funds
                                   Corp.
26  Jacobs, Jerome    Managing
    J.                Director
27  Joseph, Joseph    Managing
    P.                Director
28  Kamshad, Omid     Managing
                      Director
29  King, David L.    Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
30  Kohli, D.         Managing
    William           Director
31  Kreisel, Anthony  Managing
    I.                Director
32  Kuenstner,        Managing
    Deborah F.        Director
33  Landes, William   Managing
    J.                Director
34  Leichter,         Managing
    Jennifer E.       Director
35  Leibovitch,       Managing
    Richard           Director
36  Maloney, Kevin    Managing
    J.                Director
37  Martino, Michael  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
38  Maxwell, Scott    Managing
    M.                Director
39  McGue, William    Managing
    F.                Director
40  McMullen, Carol   Managing
    C.                Director
41  Memani, Krisha    Managing
                      Director
42  Miller, Daniel    Managing
    L.                Director
43  Morgan Jr., John  Managing     Managing Director of Putnam
    J.                Director     Fiduciary Trust Company

44  Morgan, Kelly A.  Managing
                      Director
45  Oristaglio,       Managing
    Stephen           Director
46  Peacher, Stephen  Managing
    C.                Director
47  Pollard, Mark D.  Managing
                      Director
48  Porter, Charles   Managing
    E.                Director
49  Price, Quintin    Managing
                      Director
50  Reilly, Thomas    Managing
    V.                Director
51  Schultz,          Managing     Managing Director of Putnam
    Mitchell D.       Director     Mutual Funds Corp.
52  Scott, Justin M.  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
53  Shadek Jr.,       Managing     Managing Director of Putnam
    Edward T.         Director     Fiduciary Trust Company
54  Starr, Loren      Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
55  Swift, Robert     Managing
                      Director
56  Talanian, John    Managing     Managing Director of Putnam
    C.                Director     Mutual Funds Corp.
57  Tibbetts,         Managing     Managing Director of Putnam
    Richard B.        Director     Mutual Funds Corp.
58  Waldman, David    Managing
    L.                Director

59  Wetlaufer, Eric   Managing
                      Director
60  Woolverton,       Managing     Managing Director of Putnam
    William H.        Director     Mutual Funds Corp.
61  Zieff, William    Managing
    E.                Director
62  Arends, Michael   Senior Vice  Senior Vice President of
    K.                President    Putnam Mutual Funds Corp.
63  Asher, Steven E.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
                                   and Senior Vice President
                                   of Putnam Fiduciary Trust
                                   Company
64  Atkin, Michael    Senior Vice
    J.                President
65  Augustine,        Senior Vice
    Jeffrey B.        President
66  Bakshi, Manjit    Senior Vice
    S.                President
67  Bamford, Dolores  Senior Vice
    Snyder            President
68  Baumbach, Robert  Senior Vice
    K.                President
69  Berka, Sharon A.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
70  Block, Richard    Senior Vice
    L.                President
71  Boselli, John A.  Senior Vice
                      President
72  Bousa, Edward P.  Senior Vice
                      President
73  Bresnahan,        Senior Vice  Senior Vice President of
    Leslee R.         President    Putnam Mutual Funds Corp.
74  Burke, Andrea     Senior Vice
                      President
75  Burns, Cheryl A.  Senior Vice
                      President
76  Byrne, Joshua L.  Senior Vice
                      President
77  Callahan, Ellen   Senior Vice
    S.                President
78  Carlson, David    Senior Vice
    G.                President
79  Chrostowski,      Senior Vice  Senior Vice President of
    Louis F.          President    Putnam Mutual Funds Corp.
80  Curran, Peter J.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
81  Dalferro, John    Senior Vice
    R.                President
82  Derbyshire,       Senior Vice
    Ralph C.          President
83  England, Richard  Senior Vice
    B.                President
84  Finch, Edward R.  Senior Vice
                      President
85  Flaherty,         Senior Vice  Senior Vice President of
    Patricia C.       President    Putnam Mutual Funds Corp.
86  Fontana, Forrest  Senior Vice
    N.                President
87  Francis,          Senior Vice
    Jonathan H.       President
88  Frost, Karen T.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
89  Frucci, Richard   Senior Vice  Senior Vice President of
    M.                President    Putnam Fiduciary Trust
                                   Company
90  Fullerton, Brian  Senior Vice  Senior Vice President of
    J.                President    Putnam Mutual Funds Corp.
91  Grant, Peter J.   Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
92  Graviere,         Senior Vice
    Patrice           President
93  Grim, Daniel J.   Senior Vice
                      President
94  Haagensen, Paul   Senior Vice
    E.                President
95  Hadden, Peter J.  Senior Vice
                      President
96  Halperin,         Senior Vice
    Matthew C.        President
97  Healey, Deborah   Senior Vice
    R.                President
98  Hotchkiss,        Senior Vice
    Michael F.        President
99  Kaufman, Jeffrey  Senior Vice
                      President
100 Kay, Karen R.     Senior Vice  Clerk, Director and Senior
                      President    Vice President of Putnam
                                   Fiduciary Trust Company and
                                   Senior Vice President of
                                   Putnam Mutual Funds Corp.
101 Kirson, Steven    Senior Vice
    L.                President
102 Knight, Jeffrey   Senior Vice
    L.                President
103 Koontz, Jill A.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
104 Korn, Karen R.    Senior Vice
                      President
105 Lannum III,       Senior Vice
    Coleman N.        President
106 Lindsey, Jeffrey  Senior Vice
    R.                President
107 Lomba, Rufino R.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
108 MacElwee, Jones,  Senior Vice
    Elizabeth M.      President
109 Madore, Robert    Senior Vice  Senior Vice President of
    A.                President    Putnam Fiduciary Trust
                                   Company
110 Malloy, Julie M.  Senior Vice
                      President
111 Marrkand, Paul    Senior Vice
    E.                President
112 Matteis, Andrew   Senior Vice
    S.                President
113 McDonald,         Senior Vice
    Richard E.        President
114 Meehan, Thalia    Senior Vice
                      President
115 Mehta, Sandeep    Senior Vice
                      President
116 Miller, William   Senior Vice
    H.                President
117 Mockard, Jeanne   Senior Vice
    L.                President
118 Mufson, Michael   Senior Vice
    J.                President
119 Mullen, Donald    Senior Vice  Senior Vice President of
    E.                President    Putnam Mutual Funds Corp.
120 Mullin, Hugh H.   Senior Vice
                      President
121 Netols, Jeffrey   Senior Vice  Senior Vice President of
    W.                President    Putnam Fiduciary Trust
                                   Company
122 Oler, Stephen S.  Senior Vice
                      President
123 Paine, Robert M.  Senior Vice
                      President
124 Parker, Margery   Senior Vice
    C.                President
125 Perry, William    Senior Vice
                      President
126 Peters, Carmel    Senior Vice
                      President
127 Petralia,         Senior Vice  Senior Vice President of
    Randolph S.       President    Putnam Mutual Funds Corp.
128 Plapinger, Keith  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
129 Pohl, Charles G.  Senior Vice
                      President
130 Prusko, James M.  Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
131 Quistberg, Paul   Senior Vice
    T.                President
132 Ray, Christopher  Senior Vice
    A.                President
133 Rogers, Kevin J.  Senior Vice
                      President
134 Ruys de Perez,    Senior Vice  Senior Vice President of
    Charles A.        President    Putnam Fiduciary Trust
                                   Company and Senior Vice
                                   President of Putnam Mutual
                                   Funds Corp.
135 Santos, David J.  Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
136 Santosus,         Senior Vice
    Anthony C.        President
137 Schwister, Jay    Senior Vice  Senior Vice President of
    E.                President    Putnam Fiduciary Trust
                                   Company
138 Scordato,         Senior Vice  Senior Vice President of
    Christine A.      President    Putnam Mutual Funds Corp.
139 Sievert, Jean I.  Senior Vice
                      President
140 Simon, Sheldon    Senior Vice
    N.                President
141 Simozar, Saied    Senior Vice
                      President
142 Smith Jr., Leo    Senior Vice
    J.                President
143 Smith, Margaret   Senior Vice
    D.                President
144 Spatz, Erin J.    Senior Vice
                      President
145 Stack, Michael    Senior Vice  Senior Vice President of
    P.                President    Putnam Mutual Funds Corp.
146 Stairs, George    Senior Vice
    W.                President
147 Strumpf, Casey    Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
148 Sugimoto,         Senior Vice  Senior Vice President of
    Toshifumi         President    Putnam Mutual Funds Corp.
149 Sullivan, Roger   Senior Vice
    R.                President
150 Svensson, Lisa    Senior Vice
    H.                President
151 Swanberg,         Senior Vice
    Charles H.        President
152 Thomsen,          Senior Vice  Senior Vice President of
    Rosemary H.       President    Putnam Fiduciary Trust
                                   Company
153 Troped, Bonnie    Senior Vice  Senior Vice President of
    L.                President    Putnam Mutual Funds Corp.
154 Verani, John R.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
155 Walsh, Francis    Senior Vice
    P.                President
156 Warren, Paul C.   Senior Vice
                      President
157 Weinstein,        Senior Vice
    Michael R.        President
158 Weiss, Manuel     Senior Vice
                      President
159 Whalen, Edward    Senior Vice  Senior Vice President of
    F.                President    Putnam Mutual Funds Corp.
160 Wheeler, Diane    Senior Vice
    D.F.              President
161 Wyke, Richard P.  Senior Vice
                      President
162 Yogg, Michael R.  Senior Vice
                      President
163 Zukowski, Gerald  Senior Vice
    S.                President

(4)  Summary of Business Lines and Business Operation
Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of June, 1999, Investment Management Company managed, advised, and/or administered the following 115 funds and fund portfolios (having an aggregate net asset value of nearly $245 billion):


                                              (As of June 30, 1999)
               Name            Month/Da  Principal  Total   Net
                                te/Year Characteris  Net   Asset
                               Establis    tics     Asset  Value
                                  hed               Value   per
                                                     ($    share
                                                   million  ($)
                                                      )
 1  The George Putnam Fund of    11/5/37 Open/Equity 4,059.4  18.95
   Boston; A                                             1
 2  The George Putnam Fund of    4/24/92 Open/Equity 1,669.2  18.80
   Boston; B                                             1
 3  The George Putnam Fund of    12/1/94 Open/Equity  301.58  18.80
   Boston; M
 4  The George Putnam Fund of    1/1/94  Open/Equity  726.43  18.99
   Boston; Y
 5  Putnam American Government   3/1/85  Open/Bond   1,328.4   8.50
   Income Fund; A                                        9
 6  Putnam American Government   5/20/94 Open/Bond    123.42   8.47
   Income Fund; B
 7  Putnam American Government   2/14/95 Open/Bond      4.22   8.52
   Income Fund; M
 8  Putnam Asia Pacific Growth   2/20/91 Open/Equity  212.92  12.06
   Fund; A
 9  Putnam Asia Pacific Growth   6/1/93  Open/Equity  173.35  11.82
   Fund; B
10  Putnam Asia Pacific Growth   2/1/95  Open/Equity   14.12  11.95
   Fund; M
11  Putnam Asia Pacific Fund     3/23/98 Open/Equity    3.10  10.84
   II
12  Putnam Asset Allocation:     2/7/94  Open/Balanc  971.02  12.50
   Balanced Portfolio; A                ed
13  Putnam Asset Allocation:     2/11/94 Open/Balanc  570.88  12.44
   Balanced Portfolio; B                ed
14  Putnam Asset Allocation:     9/1/94  Open/Balanc  121.52  12.37
   Balanced Portfolio; C                ed
15  Putnam Asset Allocation:     2/6/95  Open/Balanc   69.45  12.48
   Balanced Portfolio; M                ed
16  Putnam Asset Allocation:     7/14/94 Open/Balanc  347.23  12.51
   Balanced Portfolio; Y                ed
17  Putnam Asset Allocation :    2/7/94  Open/Balanc  412.16  10.54
   Conservative Portfolio; A            ed
18  Putnam Asset Allocation :    2/18/94 Open/Balanc  187.96  10.50
   Conservative Portfolio; B            ed
19  Putnam Asset Allocation :    9/1/94  Open/Balanc   61.21  10.48
   Conservative Portfolio; C            ed
20  Putnam Asset Allocation :    2/7/95  Open/Balanc   24.09  10.50
   Conservative Portfolio; M            ed
21  Putnam Asset Allocation :    7/14/94 Open/Balanc   82.87  10.55
   Conservative Portfolio; Y            ed
22  Putnam Asset Allocation:     2/8/94  Open/Balanc  764.99  14.64
   Growth Portfolio; A                  ed
23  Putnam Asset Allocation:     2/16/94 Open/Balanc  487.81  14.44
   Growth Portfolio; B                  ed
24  Putnam Asset Allocation:     9/1/94  Open/Balanc  106.63  14.32
   Growth Portfolio; C                  ed
25  Putnam Asset Allocation:     2/1/95  Open/Balanc   64.22  14.47
   Growth Portfolio; M                  ed
26  Putnam Asset Allocation:     7/14/94 Open/Balanc  324.91  14.74
   Growth Portfolio; Y                  ed
27  Putnam Arizona Tax Exempt    1/30/91 Open/Bond    105.44   9.04
   Income Fund; A
28  Putnam Arizona Tax Exempt    7/15/93 Open/Bond     33.02   9.03
   Income Fund; B
29  Putnam Arizona Tax Exempt    7/3/95  Open/Bond      0.57   9.05
   Income Fund; M
30  Putnam Balanced Fund         10/2/95 Open/Balanc    4.02  12.82
                                       ed
31  Putnam Balanced Retirement   4/19/85 Open/Balanc  689.88  11.19
   Fund; A                              ed
32  Putnam Balanced Retirement   2/1/94  Open/Balanc  199.62  11.10
   Fund; B                              ed
33  Putnam Balanced Retirement   3/17/95 Open/Balanc   15.62  11.13
   Fund; M                              ed
34  Putnam Balanced Retirement   1/4/99  Open/Balanc    1.78  11.20
   Fund; Y                              ed
35  Putnam California           11/27/92 Closed/Bond   69.11  15.00
   Investment Grade Municipal
   Trust
36  Putnam California Tax        4/29/83 Open/Bond   2,876.7   8.43
   Exempt Income Fund; A                                 9
37  Putnam California Tax        1/4/93  Open/Bond    643.75   8.42
   Exempt Income Fund; B
38  Putnam California Tax        2/14/95 Open/Bond     20.12   8.42
   Exempt Income Fund; M
39  Putnam California Tax       10/26/87 Open/Bond     31.54   1.00
   Exempt Money Market Fund
40  Putnam Capital               8/5/93  Open/Equity   69.85   8.42
   Opportunities Fund; A
41  Putnam Capital               11/2/94 Open/Equity   91.27   8.38
   Opportunities Fund; B
42  Putnam Capital               1/22/96 Open/Equity    5.20   8.39
   Opportunities Fund; M
43  Putnam Capital               8/5/93  Open/Equity 1,258.6  23.14
   Appreciation Fund; A                                  3
44  Putnam Capital               11/2/94 Open/Equity 1,394.5  22.84
   Appreciation Fund; B                                  5
45  Putnam Capital               1/22/96 Open/Equity   92.74  22.88
   Appreciation Fund; M
46  Putnam Convertible           6/29/95 Closed/Bond   88.27  23.78
   Opportunity and Income
   Trust
47  Putnam Convertible Income-   6/29/72 Open/Balanc 1,039.4  20.87
   Growth Trust; A                      ed                1
48  Putnam Convertible Income-   7/15/93 Open/Balanc  309.51  20.64
   Growth Trust; B                      ed
49  Putnam Convertible Income-   3/13/95 Open/Balanc   17.30  20.75
   Growth Trust; M                      ed
50  Putnam Convertible Income-  12/30/98 Open/Balanc   66.16  20.87
   Growth Trust; Y                      ed
51  Putnam Diversified Equity    7/1/94  Open/Equity  354.81  15.30
   Trust; A
52  Putnam Diversified Equity    7/2/94  Open/Equity  433.21  15.02
   Trust; B
53  Putnam Diversified Equity    2/1/99  Open/Equity    3.95  15.28
   Trust; C
54  Putnam Diversified Equity    7/3/95  Open/Equity   35.85  15.12
   Trust; M
55  Putnam Dividend Income       9/28/89 Closed/Bond  121.49  11.22
   Fund
56  Putnam Diversified Income    10/3/88 Open/Bond   1,638.5  11.09
   Trust; A                                              9
57  Putnam Diversified Income    3/1/93  Open/Bond   1,869.6  11.04
   Trust; B                                              3
58  Putnam Diversified Income    2/1/99  Open/Bond      4.99  11.07
   Trust; C
59  Putnam Diversified Income    12/1/94 Open/Bond    958.51  11.05
   Trust; M
60  Putnam Diversified Income    7/11/96 Open/Bond     17.69  11.10
   Trust ; Y
61  Putnam Emerging Markets      10/2/95 Open/Equity   62.90   9.67
   Fund; A
62  Putnam Emerging Markets      10/2/95 Open/Equity   45.60   9.59
   Fund; B
63  Putnam Emerging Markets      10/2/95 Open/Equity    5.13   9.61
   Fund; M
64  Putnam Equity Fund 98       12/30/97 Open/Equity    9.19  14.84
65  Putnam Equity Income Fund;   6/15/77 Open/Balanc 1,288.4  17.21
   A                                    ed                0
66  Putnam Equity Income Fund;   9/13/93 Open/Balanc  717.63  17.11
   B                                    ed
67  Putnam Equity Income Fund;   2/1/99  Open/Balanc    9.35  17.19
   C                                    ed
68  Putnam Equity Income Fund;   12/2/94 Open/Balanc   67.59  17.12
   M                                    ed
69  Putnam Europe Growth Fund;   9/7/90  Open/Equity  895.19  21.72
   A
70  Putnam Europe Growth Fund;   2/1/94  Open/Equity  790.16  21.15
   B
71  Putnam Europe Growth Fund;   12/1/94 Open/Equity   97.61  21.49
   M
72  Putnam Florida Tax Exempt    8/24/90 Open/Bond    229.33   9.12
   Income Fund; A
73  Putnam Florida Tax Exempt    1/4/93  Open/Bond     80.17   9.12
   Income Fund; B
74  Putnam Florida Tax Exempt    5/1/95  Open/Bond      1.35   9.12
   Income Fund; M
75  Putnam Global Natural        7/24/80 Open/Equity  198.22  19.66
   Resources Fund; A
76  Putnam Global Natural        2/1/94  Open/Equity  146.91  19.31
   Resources Fund; B
77  Putnam Global Natural        7/3/95  Open/Equity    7.88  19.51
   Resources Fund; M
78  Putnam Global Equity Fund    5/6/98  Open/Equity    4.90  16.16
79  Putnam Global Growth and     1/3/95  Open/Equity   34.64  14.48
   Income Fund; A
80  Putnam Global Growth and     1/3/95  Open/Equity   26.22  14.37
   Income Fund; B
81  Putnam Global Growth and     1/3/95  Open/Equity    2.64  14.42
   Income Fund; M
82  Putnam Global Governmental   6/1/87  Open/Bond    228.29  12.05
   Income Trust; A
83  Putnam Global Governmental   2/1/94  Open/Bond     32.80  12.02
   Income Trust; B
84  Putnam Global Governmental   3/17/95 Open/Bond    217.79  12.00
   Income Trust; M
85  Putnam Global Growth Fund;   9/1/67  Open/Equity 3,701.7  13.41
   A                                                     6
86  Putnam Global Growth Fund;   4/27/92 Open/Equity 2,012.0  12.87
   B                                                     7
87  Putnam Global Growth Fund;   2/1/99  Open/Equity   10.20  13.37
   C
88  Putnam Global Growth Fund;   3/1/95  Open/Equity   69.41  13.28
   M
89  Putnam Global Growth Fund;   6/15/94 Open/Equity  150.26  13.62
   Y
90  Putnam Growth and Income     1/5/95  Open/Balanc 1,392.8  15.43
   Fund II; A                           ed                6
91  Putnam Growth and Income     1/5/95  Open/Balanc 1,645.8  15.31
   Fund II; B                           ed                0
92  Putnam Growth and Income     2/1/99  Open/Balanc   25.40  15.40
   Fund II; C                           ed
93  Putnam Growth and Income     1/5/95  Open/Balanc  185.23  15.36
   Fund II; M                           ed
94  The Putnam Fund for Growth   11/6/57 Open/Balanc 23,184.  22.42
   and Income; A                        ed               03
95  The Putnam Fund for Growth   4/27/92 Open/Balanc 16,585.  22.13
   and Income; B                        ed               91
96  The Putnam Fund for Growth   5/1/95  Open/Balanc  507.75  22.29
   and Income; M                        ed
97  The Putnam Fund for Growth   6/15/94 Open/Balanc 1,384.8  22.45
   and Income; Y                        ed                3
98  Putnam Growth Fund           5/1/98  Open/Equity    2.74  10.97
99  Putnam Growth                10/2/95 Open/Equity 1,340.5  22.27
   Opportunities; A                                      1
100 Putnam Growth                8/1/97  Open/Equity 1,520.7  21.96
   Opportunities; B                                      4
101 Putnam Growth                2/1/99  Open/Equity   64.16  22.24
   Opportunities; C
102 Putnam Growth                8/1/97  Open/Equity   89.74  22.07
   Opportunities; M
103 Putnam High Income           7/9/87  Closed/Bond  116.28   8.53
   Convertible and Bond Fund
104 Putnam High Yield            3/25/86 Open/Bond   1,081.9   8.15
   Advantage Fund; A                                     2
105 Putnam High Yield            5/16/94 Open/Bond    921.42   8.11
   Advantage Fund; B
106 Putnam High Yield            12/1/94 Open/Bond    934.84   8.14
   Advantage Fund; M
107 Putnam High Yield           12/30/98 Open/Bond     10.38   8.15
   Advantage Fund; Y
108 Putnam High Yield Total      1/1/97  Open/Bond     47.18   7.40
   Return Fund; A
109 Putnam High Yield Total      1/1/97  Open/Bond     53.38   7.33
   Return Fund; B
110 Putnam High Yield Total      1/1/97  Open/Bond      3.17   7.34
   Return Fund; M
111 Putnam High Quality Bond     6/2/86  Open/Bond    308.43   9.63
   Fund; A
112 Putnam High Quality Bond     6/6/94  Open/Bond     35.99   9.59
   Fund; B
113 Putnam High Quality Bond     4/12/95 Open/Bond      2.91   9.63
   Fund; M
114 Putnam High Yield Fund II;  12/31/97 Open/Bond    537.52   7.70
   A
115 Putnam High Yield Fund II;  12/31/97 Open/Bond    795.29   7.71
   B
116 Putnam High Yield Fund II;  12/31/97 Open/Bond     37.96   7.70
   M
117 Putnam High Yield Trust; A   2/14/78 Open/Bond   2,574.2  10.75
                                                         4
118 Putnam High Yield Trust; B   3/1/93  Open/Bond    759.17  10.71
119 Putnam High Yield Trust; M   7/3/95  Open/Bond     16.61  10.75
120 Putnam High Yield Trust; Y  12/30/98 Open/Bond     22.16  10.75
121 Putnam Health Sciences       5/28/82 Open/Equity 2,898.2  59.39
   Trust; A                                              9
122 Putnam Health Sciences       3/1/93  Open/Equity 2,151.0  56.91
   Trust; B                                              9
123 Putnam Health Sciences       7/3/95  Open/Equity   92.11  58.39
   Trust; M
124 Putnam High Yield            5/25/89 Closed/Bond  196.36   8.88
   Municipal Trust
125 Putnam Income Fund; A        11/1/54 Open/Bond   1,293.5   6.57
                                                         3
126 Putnam Income Fund; B        3/1/93  Open/Bond    488.74   6.54
127 Putnam Income Fund; M       12/14/94 Open/Bond   1,695.7   6.54
                                                         8
128 Putnam Income Fund; Y        2/12/94 Open/Bond    246.53   6.59
129 Putnam Intermediate U.S.     2/16/93 Open/Bond    234.71   4.84
   Government Income Fund; A
130 Putnam Intermediate U.S.     2/16/93 Open/Bond    147.52   4.84
   Government Income Fund; B
131 Putnam Intermediate U.S.     4/3/95  Open/Bond     11.79   4.85
   Government Income Fund; M
132 Putnam Intermediate U.S.     10/1/97 Open/Bond    114.97   4.83
   Government Income Fund; Y
133 Putnam International Fund   12/28/95 Open/Equity    5.16  11.95
134 Putnam International         8/1/96  Open/Equity  466.82  12.59
   Growth and Income Fund;  A
135 Putnam International         8/1/96  Open/Equity  445.94  12.49
   Growth and Income Fund;  B
136 Putnam International         2/1/99  Open/Equity    8.91  12.58
   Growth and Income Fund; C
137 Putnam International         8/1/96  Open/Equity   36.34  12.56
   Growth and Income Fund;  M
138 Putnam International         2/28/91 Open/Equity 2,907.4  21.64
   Growth Fund; A                                        5
139 Putnam International         6/1/94  Open/Equity 1,818.3  21.20
   Growth Fund; B                                        4
140 Putnam International         12/1/94 Open/Equity  207.22  21.46
   Growth Fund; M
141 Putnam International         7/12/96 Open/Equity  256.18  21.73
   Growth Fund; Y
142 Putnam International New     1/3/95  Open/Equity  837.87  15.38
   Opportunities Fund; A
143 Putnam International New     7/21/95 Open/Equity  993.89  14.99
   Opportunities Fund; B
144 Putnam International New     2/1/99  Open/Equity    3.61  15.34
   Opportunities Fund; C
145 Putnam International New     7/21/95 Open/Equity   78.30  15.15
   Opportunities Fund; M
146 Putnam International        12/28/95 Open/Equity  177.06  15.76
   Voyager Fund;  A
147 Putnam International        10/30/96 Open/Equity  133.48  15.58
   Voyager Fund;  B
148 Putnam International        10/30/96 Open/Equity   14.85  15.66
   Voyager Fund;  M
149 Putnam Investment Grade     10/26/89 Closed/Bond  239.08  11.42
   Municipal Trust
150 Putnam Investment Grade     11/27/92 Closed/Bond  179.55  13.44
   Municipal Trust II
151 Putnam Investment Grade     11/29/93 Closed/Bond   51.65  12.89
   Municipal Trust III
152 Putnam Investors Fund; A     12/1/25 Open/Equity 6,106.3  16.26
                                                         0
153 Putnam Investors Fund; B     3/1/93  Open/Equity 3,008.4  15.52
                                                         1
154 Putnam Investors Fund; M     12/2/94 Open/Equity  199.69  15.94
155 Putnam Investors Fund; Y     1/7/97  Open/Equity  523.71  16.32
156 Putnam Latin America Fund    3/23/98 Open/Equity    2.03   6.64
157 Putnam Massachusetts Tax    10/23/89 Open/Bond    292.39   9.27
   Exempt Income Fund; A
158 Putnam Massachusetts Tax     7/15/93 Open/Bond    122.06   9.26
   Exempt Income Fund; B
159 Putnam Massachusetts Tax     5/12/95 Open/Bond      6.38   9.26
   Exempt Income Fund; M
160 Putnam Master Income Trust   4/29/88 Closed/Bond  426.47   8.03
161 Putnam Managed High Yield    6/25/93 Closed/Bond   92.01  12.26
   Trust
162 Putnam Michigan Tax Exempt  10/23/89 Open/Bond    142.61   8.98
   Income Fund; A
163 Putnam Michigan Tax Exempt   7/15/93 Open/Bond     45.81   8.96
   Income Fund; B
164 Putnam Michigan Tax Exempt   4/17/95 Open/Bond      1.87   8.97
   Income Fund; M
165 Putnam Minnesota Tax        10/23/89 Open/Bond    101.05   8.89
   Exempt Income Fund; A
166 Putnam Minnesota Tax         7/15/93 Open/Bond     51.03   8.87
   Exempt Income Fund; B
167 Putnam Minnesota Tax         4/3/95  Open/Bond      1.61   8.89
   Exempt Income Fund; M
168 Putnam Managed Municipal     2/24/89 Closed/Bond  433.52   9.33
   Income Trust
169 Putnam Money Market Fund;    10/1/76 Open/Bond   3,434.1   1.00
   A                                                     4
170 Putnam Money Market Fund;    4/27/92 Open/Bond    789.56   1.00
   B
171 Putnam Money Market Fund;    2/1/99  Open/Bond      5.35   1.00
   C
172 Putnam Money Market Fund;    12/8/94 Open/Bond    107.16   1.00
   M
173 Putnam Master Intermediate   4/29/88 Closed/Bond  778.02   7.77
   Income Trust
174 Putnam Municipal Income      5/22/89 Open/Bond    795.97   8.99
   Fund; A
175 Putnam Municipal Income      1/4/93  Open/Bond    491.15   8.98
   Fund; B
176 Putnam Municipal Income      2/1/99  Open/Bond      6.00   8.98
   Fund; C
177 Putnam Municipal Income      12/1/94 Open/Bond     15.74   8.98
   Fund; M
178 Putnam Municipal             5/28/93 Closed/Bond  219.62  13.59
   Opportunities Trust
179 Putnam New Opportunities     8/31/90 Open/Equity 11,851.  65.60
   Fund; A                                              33
180 Putnam New Opportunities     3/1/93  Open/Equity 8,384.0  62.51
   Fund; B                                               5
181 Putnam New Opportunities     12/1/94 Open/Equity  491.30  64.05
   Fund; M
182 Putnam New Opportunities     7/19/94 Open/Equity 1,033.1  66.48
   Fund; Y                                               4
183 Putnam New Value Fund;  A    1/3/96  Open/Equity  440.78  15.39
184 Putnam New Value Fund;  B    2/26/96 Open/Equity  470.08  15.22
185 Putnam New Value Fund;  M    2/26/96 Open/Equity   42.06  15.30
186 Putnam New Jersey Tax        2/20/90 Open/Bond    210.51   8.97
   Exempt Income Fund; A
187 Putnam New Jersey Tax        1/4/93  Open/Bond     97.49   8.96
   Exempt Income Fund; B
188 Putnam New Jersey Tax        5/1/95  Open/Bond      1.24   8.97
   Exempt Income Fund; M
189 Putnam New York Investment  11/27/92 Closed/Bond   38.64  13.57
   Grade Municipal Trust
190 Putnam New York Tax Exempt   9/2/83  Open/Bond   1,491.5   8.57
   Income Fund; A                                        6
191 Putnam New York Tax Exempt   1/4/93  Open/Bond    216.11   8.55
   Income Fund; B
192 Putnam New York Tax Exempt   4/10/95 Open/Bond      2.27   8.57
   Income Fund; M
193 Putnam New York Tax Exempt  10/26/87 Open/Bond     37.05   1.00
   Money Market Fund
194 Putnam New York Tax Exempt   11/7/90 Open/Bond    154.06   8.84
   Opportunities Fund; A
195 Putnam New York Tax Exempt   2/1/94  Open/Bond     67.93   8.84
   Opportunities Fund; B
196 Putnam New York Tax Exempt   2/10/95 Open/Bond      2.42   8.83
   Opportunities Fund; M
197 Putnam Ohio Tax Exempt      10/23/89 Open/Bond    181.76   8.83
   Income Fund; A
198 Putnam Ohio Tax Exempt       7/15/93 Open/Bond     58.33   8.82
   Income Fund; B
199 Putnam Ohio Tax Exempt       4/3/95  Open/Bond      1.97   8.83
   Income Fund; M
200 Putnam OTC & Emerging        11/1/82 Open/Equity 2,865.0  20.15
   Growth Fund; A                                        1
201 Putnam OTC & Emerging        7/15/93 Open/Equity 1,347.7  19.13
   Growth Fund; B                                        4
202 Putnam OTC & Emerging        12/2/94 Open/Equity  310.95  19.63
   Growth Fund; M
203 Putnam OTC & Emerging        7/12/96 Open/Equity  113.70  20.33
   Growth Fund; Y
204 Putnam Pennsylvania Tax      7/21/89 Open/Bond    175.46   8.96
   Exempt Income Fund; A
205 Putnam Pennsylvania Tax      7/15/93 Open/Bond     95.88   8.95
   Exempt Income Fund; B
206 Putnam Pennsylvania Tax      7/3/95  Open/Bond      2.33   8.96
   Exempt Income Fund; M
207 Putnam Preferred Income      1/4/84  Open/Bond    111.58   8.62
   Fund; A
208 Putnam Preferred Income      4/20/95 Open/Bond     10.97   8.60
   Fund; M
209 Putnam Premier Income        2/29/95 Closed/Bond 1,086.1   7.71
   Trust                                                 2
210 Putnam Research Fund;  A     10/2/95 Open/Equity  459.55  17.01
211 Putnam Research Fund;  B     6/15/98 Open/Equity  475.08  16.88
212 Putnam Research Fund; C      2/1/99  Open/Equity   27.11  16.98
213 Putnam Research Fund;  M     6/15/98 Open/Equity   40.81  16.92
214 Putnam Small Cap Value       4/12/99 Open/Equity   34.60  10.33
   Fund; A
215 Putnam Small Cap Value       5/3/99  Open/Equity   14.86  10.32
   Fund; B
216 Putnam Strategic Income      2/19/95 Open/Bond     81.28   7.45
   Fund; A
217 Putnam Strategic Income      2/19/96 Open/Bond    126.36   7.46
   Fund; B
218 Putnam Strategic Income      2/1/99  Open/Bond      4.49   7.47
   Fund; C
219 Putnam Strategic Income      2/19/96 Open/Bond      8.89   7.45
   Fund; M
220 Putnam Tax Exempt Income    12/31/76 Open/Bond   1,812.3   8.84
   Fund; A                                               8
221 Putnam Tax Exempt Income     1/4/93  Open/Bond    230.82   8.84
   Fund; B
222 Putnam Tax Exempt Income     2/16/95 Open/Bond      9.78   8.86
   Fund; M
223 Putnam Tax Exempt Money     10/26/87 Open/Bond     77.36   1.00
   Market Fund
224 Putnam Tax - Free Health     6/29/92 Closed/Bond  197.40  14.30
   Care Fund
225 Putnam Tax - Free Income     9/20/93 Open/Bond   1,138.1  14.17
   Trust                                                 6
   Tax - Free High Yield
   Fund; A
226 Putnam Tax - Free Income     9/9/85  Open/Bond    781.17  14.19
   Trust
   Tax - Free High Yield Fund
   B
227 Putnam Tax - Free Income     2/1/99  Open/Bond      2.74  14.16
   Trust
   Tax - Free High Yield Fund
   C
228 Putnam Tax - Free Income    12/29/94 Open/Bond     24.34  14.17
   Trust
   Tax - Free High Yield Fund
   M
229 Putnam Tax - Free Income     9/30/93 Open/Bond    246.53  14.74
   Trust
   Tax - Free Insured Fund; A
230 Putnam Tax - Free Income     9/9/85  Open/Bond    332.70  14.76
   Trust
   Tax - Free Insured Fund; B
231 Putnam Tax - Free Income     6/1/95  Open/Bond      1.88  14.78
   Trust
   Tax - Free Insured Fund; M
232 Putnam U.S. Core Fund        5/1/98  Open/Equity    3.47  11.38
233 Putnam U.S. Government       2/8/84  Open/Bond   1,996.5  12.67
   Income Trust; A                                       2
234 Putnam U.S. Government       4/27/92 Open/Bond   1,182.5  12.61
   Income Trust; B                                       6
235 Putnam U.S. Government       2/6/95  Open/Bond    137.97  12.64
   Income Trust; M
236 Putnam U.S. Government       4/11/94 Open/Bond     29.23  12.66
   Income Trust; Y
237 Putnam Utilities Growth     11/19/90 Open/Balanc  961.41  14.22
   and Income Fund; A                   ed
238 Putnam Utilities Growth      4/27/92 Open/Balanc  670.63  14.15
   and Income Fund; B                   ed
239 Putnam Utilities Growth      3/1/95  Open/Balanc   14.22  14.20
   and Income Fund; M                   ed
240 Putnam Value Fund            5/1/98  Open/Balanc    2.37   9.48
                                       ed
241 Putnam Vista Fund; A         6/3/68  Open/Equity 3,904.3  14.70
                                                         6
242 Putnam Vista Fund; B         3/1/93  Open/Equity 1,822.5  13.89
                                                         9
243 Putnam Vista Fund; M         12/1/94 Open/Equity  154.35  14.31
244 Putnam Vista Fund; Y         3/28/95 Open/Equity  471.64  14.92
245 Putnam Voyager Fund II; A    4/14/93 Open/Equity  920.16  26.25
246 Putnam Voyager Fund II; B    10/2/95 Open/Equity  846.47  25.50
247 Putnam Voyager Fund II; C    2/1/99  Open/Equity   25.48  26.20
248 Putnam Voyager Fund II; M    10/2/95 Open/Equity  100.91  25.77
249 Putnam Voyager Fund; A       4/1/96  Open/Equity 17,737.  25.03
                                                        33
250 Putnam Voyager Fund; B       4/27/92 Open/Equity 8,735.2  23.31
                                                         4
251 Putnam Voyager Fund; M       12/1/94 Open/Equity  401.12  24.38
252 Putnam Voyager Fund; Y       4/1/94  Open/Equity 2,389.4  25.47
                                                         2
253 Putnam VT Asia Pacific       5/1/95  Open/Equity  134.65  10.90
   Growth Fund; IA
254 Putnam VT Asia Pacific       4/30/98 Open/Equity    0.84  10.88
   Growth Fund; IB
255 Putnam VT Diversified        9/15/93 Open/Bond    653.16   9.77
   Income Fund; IA
256 Putnam VT Diversified        4/6/98  Open/Bond      6.01   9.76
   Income Fund; IB
257 Putnam VT  Global Asset      2/1/88  Open/Balanc  998.53  18.19
   Allocation Fund; IA                  ed
258 Putnam VT  Global Asset      4/30/98 Open/Balanc    2.44  18.20
   Allocation Fund; IB                  ed
259 Putnam VT George Putnam      4/30/98 Open/Equity  227.91  10.89
   Fund; IA
260 Putnam VT George Putnam      4/30/98 Open/Equity    9.06  10.88
   Fund; IB
261 Putnam VT Global Growth      5/1/90  Open/Equity 2,089.0  19.92
   Fund; IA                                              1
262 Putnam VT Global Growth      4/30/98 Open/Equity    5.16  19.90
   Fund; IB
263 Putnam VT Growth and         2/1/88  Open/Balanc 10,841.  29.18
   Income Fund; IA                      ed               88
264 Putnam VT Growth and         4/6/98  Open/Balanc   33.83  29.14
   Income Fund; IB                      ed
265 Putnam VT High Yield Fund;   2/1/88  Open/Bond   1,024.6  10.88
   IA                                                    2
266 Putnam VT High Yield Fund;   4/30/98 Open/Bond      6.01  10.88
   IB
267 Putnam VT Health and         4/30/98 Open/Equity  192.67  10.19
   Sciences  Fund; IA
268 Putnam VT Health and         4/30/98 Open/Equity    5.14  10.19
   Sciences  Fund; IB
269 Putnam VT Income  Fund; IA   2/1/88  Open/Bond   1,015.1  12.52
                                                         9
270 Putnam VT Income  Fund; IB   4/30/98 Open/Bond      6.05  12.52
271 Putnam VT International      1/1/97  Open/Balanc  350.75  13.89
   Growth and Income; IA                ed
272 Putnam VT International      4/6/98  Open/Balanc    2.01  13.89
   Growth and Income; IB                ed
273 Putnam VT International      1/1/97  Open/Equity  157.00  13.73
   New Opportunities Fund; IA
274 Putnam VT International      4/30/98 Open/Equity    1.28  13.72
   New Opportunities Fund; IB
275 Putnam VT International      1/1/97  Open/Equity  392.55  15.19
   Growth Fund; IA
276 Putnam VT International      4/30/98 Open/Equity    4.69  15.17
   Growth Fund; IB
277 Putnam VT Investors  Fund;   4/30/98 Open/Equity  552.17  12.79
   IA
278 Putnam VT Investors  Fund;   4/30/98 Open/Equity   14.69  12.78
   IB
279 Putnam VT Money Market       2/1/88  Open/Bond    691.38   1.00
   Fund; IA
280 Putnam VT Money Market       4/30/98 Open/Bond     12.35   1.00
   Fund; IB
281 Putnam VT New                5/2/94  Open/Equity 4,141.9  28.89
   Opportunities Fund; IA                                5
282 Putnam VT New                4/30/98 Open/Equity    6.30  28.85
   Opportunities Fund; IB
283 Putnam VT New Value Fund;    1/2/97  Open/Equity  298.41  13.52
   IA
284 Putnam VT New Value Fund;    4/30/98 Open/Equity    2.42  13.51
   IB
285 Putnam VT OTC & Emerging     4/30/98 Open/Equity   50.56  11.92
   Growth Fund; IA
286 Putnam VT OTC & Emerging     4/30/98 Open/Equity    1.57  11.92
   Growth Fund; IB
287 Putnam VT Research; IA       10/1/98 Open/Equity   74.52  13.26
288 Putnam VT Research; IB       10/1/98 Open/Equity    2.68  13.25
289 Putnam VT Small Cap Value    4/30/99 Open/Equity    4.48  10.99
   Fund; IA
290 Putnam VT Small Cap Value    4/30/99 Open/Equity    0.38  10.99
   Fund; IB
291 Putnam VT Utilities Growth   5/1/92  Open/Balanc 1,036.0  17.64
   and Income Fund; IA                  ed                8
292 Putnam VT Utilities Growth   4/30/98 Open/Balanc    4.28  17.64
   and Income Fund; IB                  ed
293 Putnam VT Vista Fund; IA     1/2/97  Open/Equity  375.08  16.60
294 Putnam VT Vista Fund; IB     4/30/98 Open/Equity    3.02  16.59
295 Putnam VT Voyager Fund; IA   2/1/88  Open/Equity 6,652.6  47.96
                                                         4
296 Putnam VT Voyager Fund; IB   4/30/98 Open/Equity   22.33  47.89

 (4) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of June, 1999, Investment Management Company managed, advised, and/or administered the following 115 funds and fund portfolios (having an aggregate net asset value of approximately $245 billion):

 (5)      Miscellaneous
     There has been, or is, no litigation which had or is expected to have a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
     [Translation of Unaudited Semi-annual Accounts will be attached.]

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY
     [Translation of Unaudited Semi-annual Accounts will be attached.]













        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
























            PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST



      AMENDMENT TO THE SECURITIES REGISTRATION STATEMENT

To:  Director of Kanto Local Finance Bureau

Filing Date:   July 31, 1998

Name of the Registrant Trust:           PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST

Name and Official Title of Trustees:         George Putnam
                                             John A. Hill
                                             William F. Pounds
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             Robert E. Patterson
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Nicholas Thorndike
                                             W. Thomas Stephens
                                             Paul L. Joskow
                                             John J. Mullin III

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                      (Seal)
                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                     (Seal)
Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 80 million Class M Shares
Foreign Investment Fund Securities Up to the total amount aggregating the
to be Publicly Offered or Sold:    amounts calculated by
                                   multiplying the respective net
                                   asset value per Class M Share by
                                   the respective number of Class M
                                   Shares in respect of 80 million
                                   Class M Shares
                                   (The Maximum amount expected to be
                                   sold is 1,034.4 million U.S.
                                   dollars (approximately yen125.3billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen121.10 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on June 30, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of January 29, 1999 (U.S.$12.93) by 80 million
     Class M Shares for convenience.

    Places where a copy of this Amendment to the Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Amendment to Securities
             Registration Statement in Japanese is
              2 including front and back pages.)


I.  Reason For Filing This Amendment To Securities Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 16, 1999 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 4 of the original Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
     Report:

         Before amendment                 After amendment
    [Original Japanese SRS]         [Aforementioned Semi-annual
                                   Report]
I.  Description of the Fund     I.  Status of Investment
5.  Status of Investment           Portfolio of the Fund
    Portfolio
(A) Diversification of          (1  Diversification of
    Investment Portfolio        )   Investment Portfolio
                                   (the aforementioned
                                   Japanese Semi-annual
                                   Report, page 1)
(B) Results of Past Operations  (2  Results of Past Operations
                               )
    Record of Changes in Net        Record of Changes in Net
(1) Assets (Class M Shares)     a)  Assets (Class M Shares)
    (Regarding the amounts as      (Ditto, page [  ]2)
    at the end of each month
    during one-year period         (Regarding the amounts as
    from, and including, the       at the end of each month
    latest relevant date           during one-year period
    appertaining to the filing     from, and including, the
    date of the original           latest relevant date
    Japanese SRS)                  appertaining to the filing
                                   date of the afore-mentioned
                                   Semi-annual Report)
    Record of Distributions        Record of Distributions
(2) Paid (Class M Shares)       b) Paid (Class M Shares)
    (Regarding the dividends       (Ditto, page [  ]2 )
    paid at the end of each        (Regarding the dividends
    month up to the latest         paid at the end of each
    relevant date of the           month up to the latest
    original Japanese SRS)         relevant date of the afore-
                                   mentioned Semi-annual
                                   Report)
II. Outline of the Trust        II Outline of the Fund
                                .
1.  Trust                       1.  Fund
(E) Amount of Capital Share     (1  Amount of Capital Share
                               )   (Ditto, page [  ]4)
(G) Information Concerning      (2  Information Concerning
    Major Shareholders          )   Major Shareholders (Ditto,
                                   page [  ]4)
(H) Information Concerning      (3  Information Concerning
    Directors, Officers and     )   Directors, Officers and
    Employees                      Employees (Ditto, page [
                                   ]4)
(I) Description of Business     (4  Description of Business and
    and Outline of Operation    )   Outline of Operation
                                   (Ditto, page [  ]6)
(J) Miscellaneous               (5  Miscellaneous(Ditto, page [
                               )   ]6)
2.  Putnam Investment           2.  Putnam Investment
    Management, Inc.               Management, Inc.
    (Investment Management         (Investment Management
    Company)                       Company)
(E) Amount of Capital Share     (1  Amount of Capital Share
                               )   (Ditto, page [  ]7)
(G) Information Concerning      (2  Information Concerning
    Major Shareholders          )   Major Shareholders (Ditto,
                                   page [  ]7)
(H) Information Concerning      (3  Information Concerning
    Officers and Employees      )   Officers and Employees
                                   (Ditto, page [  ]7)
(I) Description of Business     (4  Description of Business and
    and Outline of Operation    )   Outline of Operation
                                   (Ditto, page [  ]29)
(J) Miscellaneous               (5  Miscellaneous(Ditto, page [
                               )   ]50)
     With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial Conditions of the Fund in the aforementioned Semi-annual Report (Ditto, from page 3[ ]1 and to 52[ ]) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 6 of the original Japanese SRS)

     With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS,
     Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, from page [ ]53 and [ ]to 69) is added to the original SRS.